Note 11 - Short Term Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
Description	December 31, 2018	December 31, 2017
Merchant Note payable to Web Bank, borrowed 2-1-16, bearing interest at 23% per annum, unsecured. (1) Settled by negotiated payment in 2018	-	$69,854
Merchant Note payable to Quarterspot Lending, borrowed 6-27-16, bearing interest at 31% per annum, unsecured. (2) Settled by negotiated payment in 2018	-	26,484
Private money loan from Perfectly Green Corporation, borrowed 1-22-18, bearing interest at 3% per annum, unsecured (3) demand note-Original balance $60,000, current balance	49,563	-
Merchant note payable to Powerup Lending Group, LLC, borrowed 12-5-18, bearing interest at 26% per annum, unsecured.	53,362	0
Total	$102,925	$96,338

(1) On February 1, 2016, the Company financed operations with a loan in the amount of $150,000 from WebBank.  The note was an open credit line with interest rate of 23% maturing in March of 2017. A portion of the loan was used to pay off a credit loan from Orchard Street Funding in the amount of $44,061.  On August 22, 2016, the Company ceased making payments on this loan and at December 31, 2017 the Company owed a settled negotiated amount of $69,854 in principal, accrued interest and settlement fees. This loan was personally guaranteed by an Officer of the Company.  The Company has negotiated a payment and payoff arrangements for this debt and completed full payment in 2018.

(2) On June 27, 2016, the Company financed operations with a loan in the amount of $43,500 from Quarterspot, a lending institution. The note is an open line with interest rate of approximately 31% maturing in September of 2017. On August 22, 2017, the Company ceased making payments on this loan.  As of December 31, 2017, the Company owed $26,484 in principal, accrued interest and settlement fees.  This loan is not personally guaranteed by an Officer of the Company.  A negotiated settlement on the Quarterspot note was $8,650 plus fees.  This note and the fees have been paid in full in 2018.

(3) On January 22, 2018 the Company borrowed $60,000 from Perfectly Green Corporation, a Texas corporation.  The Company repaid $10,437 during the year ended December 31, 2018. The note bears interest at 3% per annum and is payable upon demand after 60 days’ notice which can be requested at any time after May 31, 2018.

(4) On December 5, 2018 the Company borrowed a merchant note payable to Powerup Lending Group, LLC, borrowed 12-5-18, bearing interest at 26% per annum, unsecured. The balance due at December 31, 2018 was $53,362.

Schedule of Convertible Preferred Stock Issuances [Table Text Block]
During May 2018, the Company authorized a Series C Preferred Stock and has sold three issuances for cash to Power Up Lending Group Ltd as shown in the table below. The Series C Preferred Stock has no voting rights and is subordinate to the Series B Preferred Stock. The Series C Preferred Stock is convertible into common stock after 6 months at the option of the Holder. The conversion into common stock shares is determined by the use of the lowest price of the trading common stock in a 20 day period prior to the elected date to convert. The price is determined by the discount rate of 35% of the lowest price to determine the number of shares. The Series C Preferred is classified as a liability on the Balance Sheet because it is mandatorily redeemable after its 15 month term if not fully converted by that date. The classification of this investment as a liability on the balance sheet will also require a calculation of a derivative liability on future statements.

Name of Holder	Date of issuance	Date of maturity	Amount of issuance
Power Up Lending Group, LTD	5-7-18	11-7-18	$78,000
Power Up Lending Group, LTD	7-6-18	1-6-19	$68,000
Power Up Lending Group, LTD	8-24-18	2-24-19	$73,000
Total amount sold			$219,000
Conversions during 2018			29,320
Balance on preferred stock series C liability at December 31, 2018			$189,680